Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 951,048	¥ 688,083	¥ 671,210
Fair value of shares vested	297,577	65,165	122,864
Employees
Additional information related to stock options
Share-based compensation expenses related to share options granted	317,503	65,165	¥ 65,884
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 1,319,259	¥ 67,474
Weighted-average period over which unrecognized compensation cost is to be recognized	5 years